Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Major Subsidiaries Consolidated Vies And Vies Subsidiaries

As of December 31, 2025, the Company’s consolidated subsidiaries, the VIEs and subsidiaries of the VIEs are as follows:

Major Subsidiaries	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic ownership %	Principal activities
Lizhi Inc. (“Lizhi BVI”)	British Virgin Islands, Y2010	100	Investment holding
Lizhi Holding Limited (“Lizhi HK”)	Hong Kong, China Y2010	100	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd. (“Hongyi Technology”)	Beijing, China Y2011	100	Technical support and consulting services, advertising service
Tiya Inc. (“Tiya Cayman”)	Cayman Islands, Y2019	100	Investment holding
VOCAL BEATS Inc. (“Vocal Beats”)	British Virgin Islands, Y2019	68.5	Investment holding
TIYA INC. (“Tiya BVI”)	British Virgin Islands, Y2019	100	Investment holding
Tiya Holding Limited (“Tiya HK”)	Hong Kong, China, Y2019	100	Investment holding
TIYA PTE. LTD.	Singapore, Y2019	100	Subscription and others
NASHOR PTE. LTD.	Singapore, Y2019	68.5	Subscription and others
TOPMUSE PTE. LTD.	Singapore, Y2022	68.5	Subscription and others
VOCALBEATS.AI PTE. LTD.	Singapore, Y2022	68.5	Subscription and others
VOPI PTE. LTD.	Singapore, Y2021	68.5	Subscription and others
Vocalbeats CO., LTD. (Formerly known as TIYA CO., LTD.)	Japan, Y2022	68.5	Subscription and others
SONICO SDN. BHD.	Malaysia, Y2022	68.5	Technical support and consulting services
Guangzhou Tiya Information Technology Co., Ltd. (“Guangzhou Tiya”)	Guangzhou, China, Y2019	100	Technical support and consulting services
Tiya Inc. (“Tiya USA”)	USA, Y2020	100	Subscription and others
Guangzhou QingYin Information Technology Co., Ltd. (“Guangzhou QingYin”)	Guangzhou, China, Y2022	100	Technical support and consulting services
Guangzhou Yuyin Information Technology Co., Ltd.	Guangzhou, China, Y2022	68.5	Technical support and consulting services
Guangzhou Yuechuang Information Technology Co., Ltd.	Guangzhou, China, Y2022	100	Technical support and consulting services

Major VIEs	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic ownership %	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd. (“Guangzhou Lizhi”)	Guangzhou, China Y2007	100	Value-added service and subscription business
Guangzhou Huanliao Network Technology Co., Ltd. (“Guangzhou Huanliao”)	Guangzhou, China Y2016	100	Value-added service and subscription business

Major subsidiaries of VIEs	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic ownership %	Principal activities
Wuhan Lizhi Network Technology Co., Ltd.	Wuhan, China Y2017	100	Value-added service and subscription business
Wuhan Yuyinliaorao Network Technology Co., Ltd.	Wuhan, China Y2019	100	Value-added service and subscription business
Guangzhou Qianyue Media Co., Ltd.	Guangzhou, China Y2023	100	Value-added service and subscription business
Beijing Guoyin Network Technology Co., Ltd.	Beijing, China Y2020	100	Technical support and consulting services
Guangzhou Baihui Network Technology Co., Ltd.	Guangzhou, China Y2024	100	Technical support and consulting services
Guangdong Shengjie Intelligent Technology Co., Ltd	Guangzhou, China Y2025	100	Technical support and consulting services

Schedule Of Variable Interest Entities

The following combined financial information of the VIEs as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	187,693	280,856
Restricted cash	1,733	2,151
Accounts receivable, net	482	432
Prepayments and other current assets	18,006	29,135
Amount due from the subsidiaries of the Group	67,916	209,221
Total current assets	275,830	521,795
Non-current assets:
Property, equipment and leasehold improvement, net	6,996	6,335
Intangible assets, net	1,049	528
Right-of-use assets, net	623	9,074
Total non-current assets	8,668	15,937
TOTAL ASSETS	284,498	537,732
Current liabilities:
Accounts payable	38,185	57,749
Deferred revenue	29,318	35,705
Salary and welfare payable	104,247	143,105
Taxes payable	5,002	6,097
Lease liabilities due within one year	235	4,661
Accrued expenses and other current liabilities	70,722	63,853
Amount due to the subsidiaries of the Group	463,809	388,068
Total current liabilities	711,518	699,238
Non-current liabilities:
Lease liabilities	385	4,514
Total non-current liabilities	385	4,514
TOTAL LIABILITIES	711,903	703,752

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	2,069,491	2,026,664	3,063,542
Net (loss)/income	(23,554)	(56,416)	261,385

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(25,170)	(15,009)	299,237
Net cash used in investing activities	(2,181)	(699)	(1,968)
Net cash (used in)/generated from financing activities	(106,058)	36,440	(210,567)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(133,409)	20,732	86,702